Note 26 - Segmented Information - Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 3,045,811	$ 2,825,427
Depreciation and amortization	94,664	78,730
Operating earnings (loss)	218,197	201,398
Other income, net	1,853	1,281
Interest expense, net	(29,452)	(20,845)
Income tax expense	(53,013)	(53,260)
Net earnings	137,585	128,574
Total assets	2,892,714	2,357,580
Total additions to long-lived assets	146,482	887,947
Americas Segment [Member]
Revenues	1,690,507	1,596,184
EMEA Segment [Member]
Revenues	636,466	623,238
Asia Pacific Segment [Member]
Revenues	542,609	528,360
Investment Management [Member]
Revenues	174,588	76,021
Operating Segments [Member] | Americas Segment [Member]
Revenues	1,690,507	1,596,184
Depreciation and amortization	34,113	30,391
Operating earnings (loss)	103,731	105,490
Total assets	917,997	846,919
Total additions to long-lived assets	47,132	61,814
Operating Segments [Member] | EMEA Segment [Member]
Revenues	636,466	623,238
Depreciation and amortization	22,489	25,435
Operating earnings (loss)	48,510	53,862
Total assets	672,691	602,964
Total additions to long-lived assets	12,656	161,823
Operating Segments [Member] | Asia Pacific Segment [Member]
Revenues	542,609	528,360
Depreciation and amortization	7,969	6,320
Operating earnings (loss)	67,062	66,240
Total assets	388,606	228,490
Total additions to long-lived assets	79,904	10,669
Operating Segments [Member] | Investment Management [Member]
Revenues	174,588	76,021
Depreciation and amortization	26,504	13,791
Operating earnings (loss)	35,048	12,326
Total assets	953,567	693,040
Total additions to long-lived assets	1,829	649,898
Corporate, Non-Segment [Member]
Revenues	1,641	1,624
Depreciation and amortization	3,589	2,793
Operating earnings (loss)	(36,154)	(36,520)
Total assets	(40,147)	(13,833)
Total additions to long-lived assets	$ 4,961	$ 3,743